Share-based payments (Tables)	12 Months Ended
Dec. 31, 2022
Share-based payments
Summary of the number of shares in active share option plans

		Share options outstanding					Share options exercisable
						Shares
		Scheme	Shares	Shares	Shares	outstanding	Shares	Shares	Shares	Shares	Shares
Year		interest at	awarded	lapsed	vested	at	exercisable at	vested	exercised	lapsed	exercisable at
of	Vesting	1 January	during	during	during	31 December	1 January	during	during	during	31 December
grant	year	2022	2022	2022	2022	2022	2022	2022	2022	2022	2022
2012	2015	—	—	—	—	—	168,551	—	(168,426)	(125)	—
2013	2016	—	16,964	—	(16,964)	—	1,025,307	16,964	(137)	—	1,042,134
2014	2017	—	19,487	—	(19,487)	—	1,188,070	19,487	(11,367)	(2)	1,196,188
2015	2018	—	21,107	—	(21,107)	—	1,364,269	21,107	(118,858)	—	1,266,518
2016	2019	—	30,808	—	(30,808)	—	1,942,074	30,808	(131,628)	(58)	1,841,196
2017	2020	—	24,878	—	(24,878)	—	1,625,618	24,878	(324,744)	(1,025)	1,324,727
2018	2021	891,744	34,531	(5,910)	(905,768)	14,597	1,538,591	905,768	(451,433)	(5,058)	1,987,868
2019	2022	4,776,149	132,345	(332,441)	(4,114,390)	461,663	—	4,114,390	(1,878,327)	(22,984)	2,213,079
2020	2023	3,471,012	—	(284,625)	—	3,186,387	—	—	—	—	—
2021	2024	4,137,673	—	(339,688)	—	3,797,985	—	—	—	—	—
2022	2025	—	4,964,496	(118,596)	—	4,845,900	—	—	—	—	—

		Share options outstanding					Share options exercisable
						Shares
		Scheme	Shares	Shares	Shares	outstanding	Shares	Shares	Shares	Shares	Shares
Year		interest at	awarded	lapsed	vested	at	exercisable at	vested	exercised	lapsed	exercisable at
of	Vesting	1 January	during	during	during	31 December	1 January	during	during	during	31 December
grant	year	2021	2021	2021	2021	2021	2021	2021	2021	2021	2021
2012	2015	—	—	—	—	—	179,519	—	(10,968)	—	168,551
2013	2016	—	12,073	—	(12,073)	—	1,085,178	12,073	(71,944)	—	1,025,307
2014	2017	—	13,693	—	(13,693)	—	1,200,990	13,693	(26,613)	—	1,188,070
2015	2018	—	15,831	—	(15,831)	—	1,398,235	15,831	(49,797)	—	1,364,269
2016	2019	—	22,920	(15)	(22,905)	—	2,052,013	22,905	(131,521)	(1,323)	1,942,074
2017	2020	—	19,720	(85)	(19,635)	—	1,784,890	19,635	(171,187)	(7,720)	1,625,618
2018	2021	6,024,191	164,397	(1,066,488)	(4,230,356)	891,744	—	4,230,356	(2,691,765)	—	1,538,591
2019	2022	4,993,019	33,885	(250,755)	—	4,776,149	—	—	—	—	—
2020	2023	3,561,710	754	(91,452)	—	3,471,012	—	—	—	—	—
2021	2024	—	4,228,162	(90,489)	—	4,137,673	—	—	—	—	—